Fair Value Measurements (Information about Valuation Techniques and Significant Unobservable Inputs Used in Valuation of Level Three Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016		Mar. 31, 2015
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 176,095		¥ 179,666
Valuation Technique(s)	Business enterprise value multiples
Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Valuation Technique(s)	Discounted cash flows
Variable Annuity and Variable Life Insurance Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 444,010	[1]	¥ 605,520	[1]	¥ 795,001	[1]	¥ 1,254,483
Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate		Mortality rate
Weighted Average Discount Rate	1.20%		1.00%
Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate		Lapse rate
Weighted Average Discount Rate	17.10%		14.70%
Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)		Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	79.40%		82.70%
Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 444,010		¥ 605,520
Valuation Technique(s)	Discounted cash flows		Discounted cash flows
Significant Unobservable Inputs	Discount rate		Discount rate
Weighted Average Discount Rate	0.10%		0.10%
Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Mortality rate
Weighted Average Discount Rate	1.10%		1.00%
Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Lapse rate
Weighted Average Discount Rate	17.50%		14.90%
Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Annuitization rate (guaranteed minimum annuity benefit)
Weighted Average Discount Rate	99.10%		99.20%
Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 15,008		¥ 22,116
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.10%		0.10%
Available-for-sale securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 120,917		¥ 124,516		99,522		97,051
Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 3,037		¥ 1,613
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	0.90%		1.10%
Available-for-sale securities | Corporate debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 5
Valuation Technique(s)	Appraisals/Broker quotes
Available-for-sale securities | Specified bonds issued by SPEs in Japan | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 861		¥ 1,087
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default
Weighted Average Discount Rate	3.20%		3.60%
Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 36,010		¥ 57,858
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	17.60%		18.00%
Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Significant Unobservable Inputs	Probability of default
Weighted Average Discount Rate	1.00%		0.80%
Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 18,146		¥ 13,890
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	10.00%		8.90%
Available-for-sale securities | Other asset-backed securities and debt securities | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 62,863		¥ 50,063
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Other securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 37,879		27,801		¥ 17,751		¥ 8,723
Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value			¥ 894
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate			8.60%
Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 25,246
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	8.30%
Other securities | Investment funds | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 6,968		¥ 15,705
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 5,665		¥ 11,202
Valuation Technique(s)	Internal cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	9.90%		10.00%
Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 1,447		¥ 3,525
Valuation Technique(s)	Discounted cash flows
Significant Unobservable Inputs	Discount rate
Weighted Average Discount Rate	8.00%		11.70%
Derivative assets | Appraisals/Broker Quotes Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	¥ 844		¥ 1,708
Valuation Technique(s)	Appraisals/Broker quotes
Significant Unobservable Inputs	-
Minimum | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	9.30%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%		1.50%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.10%		0.10%
Minimum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.50%		1.50%
Minimum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.10%		0.10%
Minimum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.20%		0.50%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	6.40%		6.40%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.60%		0.60%
Minimum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.00%		1.00%
Minimum | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			5.40%
Minimum | Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	3.80%
Minimum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		0.00%
Minimum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.00%		10.00%
Maximum | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	10.30%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Weighted Average Probability of default			100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	54.00%		54.00%
Weighted Average Probability of default			54.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Weighted Average Probability of default			100.00%
Maximum | Variable Annuity and Variable Life Insurance Contracts | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.40%		0.00%
Weighted Average Probability of default			0.50%
Maximum | Reinsurance Recoverable | Mortality Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Maximum | Reinsurance Recoverable | Lapse Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	30.00%		54.00%
Maximum | Reinsurance Recoverable | Annuitization Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	100.00%		100.00%
Maximum | Reinsurance Recoverable | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	0.40%		0.50%
Maximum | Available-for-sale securities | Corporate debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.70%		1.60%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	24.70%		26.40%
Maximum | Available-for-sale securities | CMBS and RMBS in the Americas | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	20.00%		22.60%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	1.60%		11.00%
Maximum | Available-for-sale securities | Other asset-backed securities and debt securities | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	51.20%		51.20%
Maximum | Other securities | Investment funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate			10.00%
Maximum | Other securities | Investment funds | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	11.60%
Maximum | Other securities | Investment funds | Internal Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	40.00%		40.00%
Maximum | Derivative assets | Discounted Cash Flows Valuation Technique
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Weighted Average Discount Rate	15.00%		15.00%

[1]	"Included in earnings" in the above table is recorded in "Life insurance costs" and includes changes in the fair value of policy liabilities and policy account balances resulting from gains or losses on the underlying investment assets managed on behalf of variable annuity and variable life policyholders, and the changes in the minimum guarantee risks relating to variable annuity and variable life insurance contracts as well as insurance costs recognized for insurance and annuity payouts as a result of insured events.